Note 20 - Impact of Recently Issued Accounting Standards	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Description of New Accounting Pronouncements Not yet Adopted [Text Block]
20.	Impact of recently issued accounting standards

In
February 2016,
FASB issued ASU
No.
2016
-
02,
Leases. This ASU affects all aspects of lease accounting and has a significant impact to lessees as it requires the recognition of a right-of use asset and a lease liability for virtually all leases including operating leases. In addition to balance sheet recognition, additional quantitative and qualitative disclosures will be required. The standard was effective on
January 1, 2019,
at which time the Company elected to adopt the ASU using a modified retrospective transition. The Company is currently finalizing the impact of this standard on its financial position and results of operations. The Company expects the impact to be material to its balance sheet, but minimal impact to its statements of earnings and statements of cash-flows. The Company has selected and implemented an IT solution to address the change in the standard.

In
June 2016,
FASB issued ASU
2016
-
13,
Financial Instruments – Credit Losses (Topic
326
): Measurement of Credit Losses on Financial Instruments. In
November 2018,
FASB issued ASU
2018
-
19,
Codification Improvements to Topic
326,
Financial Instruments – Credit Losses, which amends the scope and transition requirements of ASU
2016
-
13.
The standard requires a financial asset (or a group of financial assets) measured at amortized cost basis to be presented at the net amount expected to be collected. The measurement of expected credit losses is based on relevant information about past events, including historical experience, current conditions and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard will become effective for the Company beginning
January 1, 2020
and will require a cumulative-effect adjustment to Accumulated retained earnings as of the beginning of the first
reporting period in which the guidance is effective (that is, a modified-retrospective approach). The Company is currently evaluating the impact of this guidance on its consolidated financial statements.